INTANGIBLE ASSETS (Details Narrative) - GBP (£)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Amortization expense	£ 1,000,000	£ 1,000,000